Consolidated Statements of Financial Position (Parenthetical) $ in Thousands	Oct. 30, 2016 USD ($) $ / shares shares	Oct. 25, 2015 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts (in dollars) | $	$ 4,045	$ 4,086
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized shares	160,000,000	160,000,000
Preferred stock, issued shares	0	0
Common stock, non-voting
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	0	0
Common Stock
Common stock, par value (in dollars per share) | $ / shares	$ 0.01465	$ 0.01465	[1]
Common stock, authorized shares	1,600,000,000	1,600,000,000	[1]
Common stock, issued shares	528,483,868	528,411,628	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.